Income taxes - Maturities of deficit carried forward and others (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	$ 13,151	$ 17,390
Tax credit	11,597	13,844
Operating loss with no expiration	2,006	0
FY2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	81	92
Tax credit	0	0
FY2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	430	2,898
Tax credit	0	1
FY2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	935	1,066
Tax credit	296	912
FY2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	2,800	3,192
Tax credit	3,112	3,601
FY2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,427	2,767
FY2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,730	3,112
FY2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	2,696	3,074
FY2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	336	377
FY2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	0	0
Tax credit	0	0
FY2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	5,638	6,428
Tax credit	0	0
FY2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	3,215	3,666
Tax credit	0	0
FY2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	29	33
Tax credit	0	0
FY2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	13	15
Tax credit	0	0
FY2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss	10	0
Tax credit	$ 0	$ 0